SCHEDULE OF MOVEMENT OF INVENTORY IMPAIRMENT PROVISION (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Inventory Disclosure [Abstract]
Balance at beginning of the period		$ 1,127,700	$ 1,942,922
Addition		148,912	261,851
Deletion	[1]	(419,712)	(1,464,982)
Exchange difference		17,997	(36,079)
Balance at end of the period		$ 874,897	$ 703,712

[1]	Inventory with impairment provision in the earlier period was sold for the six months ended of June 30, 2025 and 2024.